Note 14 - Stock Options and Nonvested Shares (Detail) - The following table summarizes information with respect to stock options outstanding: (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Number outstanding	11,144,998	11,994,698	13,103,238	10,834,298
Weighted average remaining contractual life, outstanding	3 years 270 days
Weighted average exercise price, outstanding (in Dollars per share)	$ 0.93	$ 0.96	$ 0.99	$ 0.87
Aggregate intrinsic value, outstanding (in Dollars)	$ 191,130
Number exercisable	10,856,838	10,588,058	9,316,838
Weighted average exercise price, exercisable (in Dollars per share)	$ 0.92	$ 0.91	$ 0.82
Aggregate intrinsic value, exercisable (in Dollars)	$ 191,130
$0.16 [Member]
Stock option exercise price (in Dollars per share)	$ 0.16
Number outstanding	2,810,738
Number exercisable	2,810,738
$1.04 [Member]
Stock option exercise price (in Dollars per share)	$ 1.04
Number outstanding	200,000
Number exercisable	200,000
$1.31 [Member]
Stock option exercise price (in Dollars per share)	$ 1.31
Number outstanding	1,279,100
Number exercisable	1,279,100
$1.32 [Member]
Stock option exercise price (in Dollars per share)	$ 1.32
Number outstanding	27,000
Number exercisable	27,000
$1.12 [Member]
Stock option exercise price (in Dollars per share)	$ 1.12
Number outstanding	400,000
Number exercisable	400,000
$1.16 [Member]
Stock option exercise price (in Dollars per share)	$ 1.16
Number outstanding	200,000
Number exercisable	200,000
$1.07 [Member]
Stock option exercise price (in Dollars per share)	$ 1.07
Number outstanding	700,000
Number exercisable	700,000
$0.96 [Member]
Stock option exercise price (in Dollars per share)	$ 0.96
Number outstanding	2,389,000
Number exercisable	2,389,000
$1.32 - Second Group [Member]
Stock option exercise price (in Dollars per share)	$ 1.32
Number outstanding	73,600
Number exercisable	73,600
$1.26 [Member]
Stock option exercise price (in Dollars per share)	$ 1.26
Number outstanding	553,560
Number exercisable	553,560
$1.65 [Member]
Stock option exercise price (in Dollars per share)	$ 1.65
Number outstanding	10,000
Number exercisable	10,000
$1.426 [Member]
Stock option exercise price (in Dollars per share)	$ 1.426
Number outstanding	2,222,000
Number exercisable	2,044,240
$1.43 [Member]
Stock option exercise price (in Dollars per share)	$ 1.43
Number outstanding	50,000
Number exercisable	34,000
$1.14 [Member]
Stock option exercise price (in Dollars per share)	$ 1.14
Number outstanding	200,000
Number exercisable	120,000
$0.87 [Member]
Stock option exercise price (in Dollars per share)	$ 0.87
Number outstanding	30,000
Number exercisable	15,600